Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35942
Entity Registrant Name	LightInTheBox Holding Co., Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4 pandan crescent #03-03
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	128475
Entity Address, Country	SG
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	223,250,577
Entity Central Index Key	0001523836
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Marcum Asia CPAs LLP	Marcum Asia CPAs LLP	Ernst & Young Hua Ming LLP
Auditor Firm ID	5395	5395	1408
Auditor Location	New York, NY	New York, NY	Shanghai, The People’s Republic of China
Business Contact
Document Information [Line Items]
Contact Personnel Name	Jian He
Entity Address, Address Line One	4 pandan crescent #03 -03
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	128475
Entity Address, Country	SG
City Area Code	65
Local Phone Number	6305 9667
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.000067 per share
Trading Symbol	LITB
Security Exchange Name	NYSE
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two Ordinary Shares